UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09277
Viking Mutual Funds
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31, 2011
Date of reporting period:	July 1, 2011 through June 30, 2012

======================Viking Tax-Free Fund for Montana=====================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

=====================Viking Tax-Free Fund for North Dakota====================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

========================Viking Small-Cap Value Fund========================

FINISH LINE, INC.

Security	317923100	Meeting Type	Annual
Ticker Symbol	FINL	Meeting Date	July 21, 2011
ISIN	US3179231002	Agenda	933483353—Management

Item	Proposal		Type	Vote	For/Against Management
01	Director		Management
	1	Glenn S. Lyon		For	For
	2	Dolores A. Kunda		For	For
	3	Mark S. Landau		For	For
02	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the Company's fiscal year ending March 3, 2012		Management	For	For
03	To approve a non-binding advisory resolution relating to the compensation of the Company's named executive officers		Management	For	For
04	To conduct a non-binding advisory vote relating to the frequency (every one, two, or three years) of the non-binding shareholder vote on the compensation of the Company's named executive officers		Management	3 Years	For

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BRISTOW GROUP INC.

Security	110394103	Meeting Type	Annual
Ticker Symbol	BRS	Meeting Date	August 3, 2011
ISIN	US1103941035	Agenda	933482894—Management

Item	Proposal		Type	Vote	For/Against Management
01	Director		Management
	1	Thomas N. Amonett		For	For
	2	Stephen J. Cannon		For	For
	3	William E. Chiles		For	For
	4	Michael A. Flick		For	For
	5	Ian A. Godden		For	For
	6	Stephen A. King		For	For
	7	Thomas C. Knudson		For	For
	8	John M. May		For	For
	9	Bruce H. Stover		For	For
	10	Ken C. Tamblyn		For	For
02	Approval of the advisory vote on executive compensation		Management	For	For
03	Advisory vote on frequency of future advisory votes on executive compensation		Management	1 Year	For
04	Approval and ratification of the selection of KPMG LLP as the Company's independent auditors for the fiscal year ending March 31, 2012		Management	For	For

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NETSCOUT SYSTEMS, INC.

Security	64115T104	Meeting Type	Annual
Ticker Symbol	NTCT	Meeting Date	September 7, 2012
ISIN	US64115T1043	Agenda	933489761—Management

Item	Proposal		Type	Vote	For/Against Management
01	Director		Management
	1	Joseph G. Hadzima, Jr.		For	For
	2	Stephen G. Pearse		For	For
02	To ratify the selection of Pricewaterhousecoopers LLP to serve as our independent registered public accounting firm for the fiscal year ending March 31, 2012		Management	For	For
03	To approve certain amendments to, and the increase of 8,000,000 shares authorized for issuance under, the Netscout Systems, Inc. 2007 Equity Incentive Plan		Management	For	For
04	To approve our 2011 Employee Stock Purchase Plan		Management	For	For
05	To approve, on an advisory basis, the compensation of our named executive officers, as disclosed in this proxy statement in accordance with Securities Exchange Commission rules		Management	For	For
06	To indicate, on an advisory basis, the preferred frequency of stockholder advisory votes on the compensation of our named executive officers		Management	3 Years	For

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BJ'S WHOLESALE CLUB, INC.

Security	0548J106	Meeting Type	Special
Ticker Symbol	BJ	Meeting Date	September 9, 2011
ISIN	US05548J1060	Agenda	933495815—Management

Item	Proposal	Type	Vote	For/Against Management
01	To adopt the Merger Agreement, dates as of June 28, 2011, as it may be amended from time to time, by and among BJ's Wholesale Club, Inc., Beacon Holding Inc. and Beacon Merger Sub Inc.	Management	For	For
02	To approve, on a nonbinding advisory basis, the "golden parachute" compensation that may be payable to the Company's named executive officers in connection with the merger	Management	For	For
03	To approve one or more adjournments of the special meeting, if necessary or appropriate, to solicit additional proxies to approve the proposal to adopt the Merger Agreement	Management	For	For

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RPM INTERNATIONAL INC.

Security	749685103	Meeting Type	Annual
Ticker Symbol	RPM	Meeting Date	October 6, 2011
ISIN	US749681038	Agenda	933502064—Management

Item	Proposal		Type	Vote	For/Against Management
01	Director		Management
	1	Frederick R. Nance		For	For
	2	Charles A. Ratner		For	For
	3	William B. Summers, Jr.		For	For
	4	Jerry Sue Thornton		For	For
02	Approve the Company's executive compensation		Management	For	For
03	Vote on the frequency of future executive compensation votes		Management	3 Years
4	Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm		Management	For	For

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AAR CORP.

Security	00361105	Meeting Type	Annual
Ticker Symbol	AIR	Meeting Date	October 12, 2011
ISIN	US0003611052	Agenda	933501694—Management

Item	Proposal		Type	Vote	For/Against Management
	Director		Management
	1	Ronald R. Fogleman		For	For
	2	Patrick J. Kelly		For	For
	3	Peter Pace		For	For
	4	Ronald B. Woodard		For	For
2	Advisory vote on executive compensation		Management	For	For
3	Advisory vote on the frequency of future executive compensation votes		Management	1 Year	For
4	Approval of an amendment to the AAR Corp. Stock Benefit Plan to add performance criteria in accordance with Section 162(m) of the Internal Revenue Code of 1986, as amended		Management	For	For
5	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending May 31, 2012		Management	For	For

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TOWERS WATSON & CO

Security	891894107	Meeting Type	Annual
Ticker Symbol	TW	Meeting Date	November 11, 2011
ISIN	US8918941076	Agenda	933509854—Management

Item	Proposal	Type	Vote	For/Against Management
1A	Election of Director: John J. Gabarro	Management	For	For
1B	Election of Director: Victor F. Ganzi	Management	For	For
1C	Election of Director: John J. Haley	Management	For	For
1D	Election of Director: Brendan R. O'Neill	Management	For	For
1E	Election of Director: Linda D. Rabbitt	Management	For	For
1F	Election of Director: Gilbert T. Ray	Management	For	For
1G	Election of Director: Paul Thomas	Management	For	For
1H	Election of Director: Wilhelm Zeller	Management	For	For
02	Ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2012	Management	For	For
03	To approve, by non-binding vote, the compensation of our named executive officers	Management	For	For
04	To recommend, by non-binding vote, the frequency of non-binding votes on the compensation of our named executive officers	Management	1 Year	For

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LANCASTER COLONY CORPORATION

Security	513847103	Meeting Type	Annual
Ticker Symbol	LANC	Meeting Date	November 21, 2011
ISIN	US5138471033	Agenda	933515871—Management

Item	Proposal		Type	Vote	For/Against Management
01	Director		Management
	1	Robert L. Fox		For	For
	2	John B. Gerlach, Jr.		For	For
	3	Edward H. Jennings		For	For
02	To approve, by non-binding vote, the compensation of the Corporation's named executive officers		Management	For	For
03	To recommend, by non-binding vote, the frequency of future non-binding votes on the compensation of the Corporation's named executive officers		Management	1 Year	For
04	To ratify the selection of Deloitte & Touche LLP as the Corporation's independent registered public accounting firm for the year ending June 30, 2012		Management	For	For

===========================END N-PX REPORT============================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

(Registrant)

By:	/s/ Shannon D. Radke
Shannon D. Radke
President, Viking Mutual Funds

Date: August 20, 2012